Inventories, Net - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Inventories [Abstract]
Raw materials	$ 478,374	$ 228,919
Finished goods	3,800,358	2,837,357
Inventories, net	$ 4,278,732	$ 3,066,276